Intangible assets and goodwill	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill.
Intangible assets and goodwill

12. Intangible assets and goodwill

12.1. Breakdown of balances

	Average annual amortization rates %	Cost	Amortization	Net balance on December 31, 2023
Intangible assets under development	-	47,124	-	47,124
Software license	20 to 50	32,217	(10,085)	22,132
Database	20 to 50	800	(627)	173
Goodwill	-	923,439	-	923,439
Customer portfolio	10	135,848	(111,186)	24,662
Non-compete	20	2,697	(1,954)	743
Brands and patents	20	29	-	29
Platform	10 to 20	470,235	(141,210)	329,025
Total		1,612,389	(265,062)	1,347,327

	Average annual amortization rates %	Cost	Amortization	Impairment	Net balance on December 31, 2022
Intangible assets under development	-	41,707	-	-	41,707
Brands and patents	-	29	-	-	29
Software license	20 to 50	10,112	(5,135)	-	4,977
Database	10	800	(547)	-	253
Goodwill	-	1,060,162	-	(136,723)	923,439
Customer portfolio	10	131,448	(94,967)	-	36,481
Non-compete	20	2,697	(1,146)	-	1,551
Platform	10 to 20	452,814	(84,019)	-	368,795
Total		1,699,769	(185,814)	(136,723)	1,377,232

12.2. Changes in intangible assets and goodwill

	Average annual amortization rates %	December 31, 2022	Additions	Transfers	Disposals	Hyperinflation adjustment	Exchange variations	December 31, 2023
Intangible asset in progress		41,707	47,253	(40,714)	(5)	522	(1,639)	47,124
Software license		10,112	5,403	18,888	(2,186)	-	-	32,217
Database		800	-	-	-	-	-	800
Goodwill		923,439	-	-	-	-	-	923,439
Customer portfolio		131,448	-	4,400	-	-	-	135,848
Non-compete		2,697	-	-	-	-	-	2,697
Brands and patents		29	-	-	-	-	-	29
Platform		452,814	-	17,421	-	-	-	470,235
Cost		1,563,046	52,656	(5)	(2,191)	522	(1,639)	1,612,389
Software license	20 – 50	(5,135)	(6,465)	139	1,376	-	-	(10,085)
Database	10	(547)	(80)	-	-	-	-	(627)
Customer portfolio	10	(94,967)	(13,652)	(2,567)	-	-	-	(111,186)
Non-compete	20	(1,146)	(808)	-	-	-	-	(1,954)
Platform	10 - 20	(84,019)	(59,624)	2,433	-	-	-	(141,210)
(-) Accumulated amortization		(185,814)	(80,629)	5	1,376	-	-	(265,062)
Total		1,377,232	(27,973)	-	(815)	522	(1,639)	1,347,327

	Average annual amortization rates %	December 31, 2021	Additions	Additions due to acquisitions	Transfers	Disposals	Hyperinflation adjustment	Impairment	December 31, 2022
Intangible asset in progress		7,723	39,714	-	(5,872)	-	142	-	41,707
Software license		7,449	2,777	-	-	(77)	(37)	-	10,112
Database		800	-	-	-	-	-	-	800
Goodwill		813,912	-	246,250	-	-	-	(136,723)	923,439
Customer portfolio		118,854	-	12,594	-	-	-	-	131,448
Non-compete		2,697	-	-	-	-	-	-	2,697
Brands and patents		25	4	-	-	-	-	-	29
Platform		217,237	-	229,705	5,872	-	-	-	452,814
Cost		1,168,697	42,495	488,549	-	(77)	105	(136,723)	1,563,046
Software license	20 – 50	(3,310)	(1,877)	-	-	52	-	-	(5,135)
Database	10	(467)	(80)	-	-	-	-	-	(547)
Customer portfolio	10	(80,103)	(14,864)	-	-	-	-	-	(94,967)
Non-compete	20	(337)	(809)	-	-	-	-	-	(1,146)
Platform	10 - 20	(34,123)	(49,896)	-	-	-	-	-	(84,019)
(-) Accumulated amortization		(118,340)	(67,526)	-	-	52	-	-	(185,814)
Total		1,050,357	(25,031)	488,549	-	(25)	105	(136,723)	1,377,232

The amortization of intangibles includes the amount of R$64,381 for the year ended December 31, 2023 (In 2022 - R$59,532 and 2021 - R$29,571) related to amortization of intangible assets acquired in business combinations, of which R$52,061 (In 2022 - R$44,043 and 2021 - R$16,985) was recorded in costs of services and R$12,319 (In 2022 - R$15,489 and 2021 - R$12,586) in administrative expenses.

Impairment testing

In 2023, the significant assumptions for impairment testing were as follows:

Significant assumptions	Relationship between significant unobservable inputs and measurement of the present value of cash flows
The present value of cash flows could increase (decrease) if:
● Annual forecast revenue growth rate; ● Forecast of the growth rate of variable input costs; ● Risk-adjusted discount rate.	● the annual growth rate of revenue was higher (lower); ● the cost growth rate was (higher) lower; ● the risk-adjusted discount rate was (higher) lower.

The recoverable amount of the two CGUs was determined by calculating the present value of cash flows based on the Company's economic / financial projections for the next 5 years, and a terminal growth rate thereafter.

The key assumptions used in the estimation of the value in use are set out below. The values assigned to the key assumptions represent management’s assessment of future trends in the relevant markets in which CGU operates and have been based on historical data from both external and internal sources.

	2023	2022	2021
Consolidated - Single CGU
Weighted average annual revenue growth	-	-	38.10%
Weighted average annual growth of variable cost	-	-	30.29%
Weighted average cost of capital (WACC)	-	-	14.73%
Growth in terminal value	-	-	5.00%

CPaaS CGU
Weighted average annual revenue growth	19.37%	3.55%	-
Weighted average annual growth of variable cost	20.06%	(4.51)%	-
Weighted average cost of capital (WACC)	15.69%	15.44%	-
Growth in terminal value	3.5%	3.25%	-

SaaS CGU
Weighted average annual revenue growth	25.87%	36.86%	-
Weighted average annual growth of variable cost	18.88%	22.94%	-
Weighted average cost of capital (WACC)	15.69%	15.44%	-
Growth in terminal value	5.00%	3.25%	-

As a result of the intangible asset and goodwill impairment testing in the year ended December 31, 2023 there is no provision for impairment to be recognized. This result is attributable to CPaaS CGU improved projections compared to 2022, mainly driven by its competitiveness in comparison to its competitors and the revenue growth based on the progress made on the integration of the companies products and services.

On December 31, 2022, the Company recognized an impairment of R$136,723 in SaaS CGU that reduced the book value of goodwill to its recoverable amount. Regarding CPaaS CGU, no goodwill impairments were identified. There was no impairment loss to be recognized for intangible assets and goodwill for the year ended December 31, 2021.